INCOME TAXES (Principal Components of Deferred Income Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets
Write-down of inventory value	$ 72	$ 60
Allowance for doubtful accounts	22	5
Accrued expenses	150	228
Accrued bonus	90	166
Deferred revenue	124	121
Government subsidies	66	133
Depreciation and amortization	0	(76)
Tax loss carry-forward deferred tax assets	8,716	8,860
Valuation allowance	(9,124)	(9,376)	$ (6,719)	$ (5,454)
Total deferred income tax assets, net	116	121
Deferred income tax liabilities
Acquired intangible assets	(64)	(87)
Total deferred income tax liabilities	(64)	(87)
Non-current deferred income tax liabilities
Net deferred income tax assets	52	121
Net deferred income tax liabilities		$ (87)